SHORT-TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

	As at December 31
(In millions of dollars)	2025	2024

Receivables securitization program	2,000	2,000
US commercial paper program (net of the discount on issuance)	—	452
Non-revolving credit facility borrowings (net of the discount on issuance)	2,000	507

Total short-term borrowings	4,000	2,959
Below is a summary of the activity relating to our short-term borrowings for the years ended December 31, 2025 and 2024.

	Year ended December 31, 2025			Year ended December 31, 2024
	Notional	Exchange	Notional	Notional	Exchange	Notional
(In millions of dollars, except exchange rates)	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

Proceeds received from receivables securitization			400			800
Repayment of receivables securitization			(400)			(400)
Net proceeds received from receivables securitization			—			400

Proceeds received from US commercial paper	517	1.410	729	2,009	1.373	2,759
Repayment of US commercial paper	(835)	1.413	(1,180)	(1,819)	1.371	(2,494)
Net (repayment of) proceeds received from US commercial paper			(451)			265

Proceeds received from non-revolving credit facilities (Cdn$) [1]			2,000			—
Proceeds received from non-revolving credit facilities (US$) [1]	5,397	1.386	7,479	2,899	1.378	3,996
Repayment of non-revolving credit facilities (US$)	(5,749)	1.393	(8,007)	(2,547)	1.383	(3,523)
Net proceeds received from non-revolving credit facilities			1,472			473

Net proceeds received from short-term borrowings			1,021			1,138
[1]    Borrowings under our non-revolving facility matured and are (were, for the US$ facility) reissued regularly, such that until repaid, we maintain net outstanding borrowings equivalent to the then-current credit limit on the reissue dates.
Below is a summary of the activity relating to our US CP program for the years ended December 31, 2025 and 2024.

	Year ended December 31, 2025			Year ended December 31, 2024
	Notional	Exchange	Notional	Notional	Exchange	Notional
(In millions of dollars, except exchange rates)	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

US commercial paper, beginning of year	314	1.439	452	113	1.327	150
Net (repayment of) proceeds received from US commercial paper	(318)	1.418	(451)	190	1.395	265
Discounts on issuance [1]	4	n/m	6	11	1.364	15
Loss (gain) on foreign exchange [1]			(7)			22

US commercial paper, end of year	—	—	—	314	1.439	452
n/m - not meaningful
[1] Included in "finance costs".
Below is a summary of the activity relating to our non-revolving credit facilities for the years ended December 31, 2025 and 2024.

	Years ended December 31
(In millions of dollars)	2025	2024

Non-revolving credit facility, beginning of year	507	—
Net proceeds received from non-revolving credit facilities	1,472	473
Loss on foreign exchange [1]	21	34

Non-revolving credit facility, end of year	2,000	507
[1] Included in "finance costs".

						As at December 31
(In millions of dollars, except interest rates)	Par call date	Due date		Principal amount	Interest rate	2025	2024

Bank credit facilities (Cdn$ portion)					Floating	415	—
Term loan facility					Floating	—	1,001
Canada Infrastructure Bank credit facility		2052			1.000%	134	64
Senior notes		Mar 2025	US	1,000	2.950%	—	1,439
Senior notes		Apr 2025		1,250	3.100%	—	1,250
Senior notes		Dec 2025	US	700	3.625%	—	1,007
Senior notes	n/a	Sep 2026		500	5.650%	500	500
Senior notes	Aug 2026	Nov 2026	US	500	2.900%	686	718
Senior notes [1]	Dec 2026	Mar 2027		300	3.800%	300	300
Senior notes	Jan 2027	Mar 2027		1,500	3.650%	1,500	1,500
Senior notes	Feb 2027	Mar 2027	US	1,300	3.200%	1,784	1,871
Senior notes	Aug 2028	Sep 2028		1,000	5.700%	1,000	1,000
Senior notes [1]	Aug 2028	Nov 2028		500	4.400%	500	500
Senior notes	Jan 2029	Feb 2029	US	1,250	5.000%	1,716	1,799
Senior notes	Feb 2029	Apr 2029		1,000	3.750%	1,000	1,000
Senior notes	Feb 2029	May 2029		700	3.250%	700	1,000
Senior notes [1]	Sep 2029	Dec 2029		159	3.300%	159	500
Senior notes	Jul 2030	Sep 2030		500	5.800%	500	500
Senior notes [1]	Sep 2030	Dec 2030		210	2.900%	210	500
Senior notes	Dec 2031	Mar 2032	US	2,000	3.800%	2,745	2,878
Senior notes	Jan 2032	Apr 2032		1,000	4.250%	1,000	1,000
Senior debentures [2]	n/a	May 2032	US	200	8.750%	275	288
Senior notes	Jun 2033	Sep 2033		1,000	5.900%	1,000	1,000
Senior notes	Nov 2033	Feb 2034	US	1,250	5.300%	1,716	1,799
Senior notes	n/a	Aug 2038	US	350	7.500%	480	504
Senior notes	n/a	Nov 2039		500	6.680%	500	500
Senior notes [1]	n/a	Nov 2039		1,450	6.750%	1,450	1,450
Senior notes	Feb 2040	Aug 2040		800	6.110%	800	800
Senior notes	Sep 2040	Mar 2041		400	6.560%	400	400
Senior notes	Sep 2041	Mar 2042	US	750	4.500%	1,029	1,079
Senior notes	Sep 2042	Mar 2043	US	382	4.500%	524	719
Senior notes	Apr 2043	Oct 2043	US	650	5.450%	892	935
Senior notes	Sep 2043	Mar 2044	US	752	5.000%	1,032	1,511
Senior notes	Aug 2047	Feb 2048	US	506	4.300%	694	1,079
Senior notes	Nov 2048	May 2049	US	630	4.350%	865	1,799
Senior notes	May 2049	Nov 2049	US	541	3.700%	743	1,439
Senior notes [1]	Jun 2049	Dec 2049		26	4.250%	26	300
Senior notes	Sep 2051	Mar 2052	US	2,000	4.550%	2,745	2,878
Senior notes	Oct 2051	Apr 2052		1,000	5.250%	1,000	1,000
Subordinated notes [3]	Feb 2030	Apr 2055	US	1,100	7.000%	1,510	—
Subordinated notes [3]	Feb 2035	Apr 2055	US	1,000	7.125%	1,373	—
Subordinated notes [3]	Feb 2030	Apr 2055		1,000	5.625%	1,000	—
Subordinated notes [3]	Dec 2026	Dec 2081		2,000	5.000%	2,000	2,000
Subordinated notes [3]	Mar 2027	Mar 2082	US	750	5.250%	1,029	1,079
						37,932	42,886
Deferred transaction costs and discounts						(795)	(951)
Deferred government grant liability						(79)	(39)
Less current portion						(1,186)	(3,696)

Total long-term debt						35,872	38,200
[1] Senior notes originally issued by Shaw Communications Inc. which are unsecured obligations of RCI and for which RCCI was an unsecured guarantor as at December 31, 2025 and 2024.
[2] Senior debentures originally issued by Rogers Cable Inc. which are unsecured obligations of RCI and for which RCCI was an unsecured guarantor as at December 31, 2025 and 2024.
[3] The subordinated notes can be redeemed at par on the noted par call date or on any subsequent interest payment date.
The tables below summarize the activity relating to our long-term debt for the years ended December 31, 2025 and 2024.

	Year ended December 31, 2025			Year ended December 31, 2024
(In millions of dollars, except exchange rates)	Notional	Exchange	Notional	Notional	Exchange	Notional
	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

Credit facility borrowings (Cdn$)			216			64
Credit facility borrowings (US$)	1,325	1.367	1,811	—	—	—
Total credit facility borrowings			2,027			64

Credit facility repayments (Cdn$)			(30)			—
Credit facility repayments (US$)	(1,325)	1.361	(1,803)	—	—	—
Total credit facility repayments			(1,833)			—

Net borrowings under credit facilities			194			64

Term loan facility net borrowings (US$) [1]	1	n/m	6	8	n/m	18
Term loan facility net repayments (US$)	(697)	1.380	(962)	(2,553)	1.352	(3,452)
Net repayments under term loan facility			(956)			(3,434)

Senior note issuances (US$)	—	—	—	2,500	1.347	3,367
Total senior note issuances			—			3,367

Senior note repayments (Cdn$)			(2,397)			(1,100)
Senior note repayments (US$)	(3,112)	1.390	(4,326)	—	—	—
Total senior note repayments			(6,723)			(1,100)

Net (repayment) issuance of senior notes			(6,723)			2,267

Subordinated note issuances (Cdn$)			1,000			—
Subordinated note issuances (US$)	2,100	1.432	3,007	—	—	—
Total subordinated note issuances			4,007			—

Net repayment of long-term debt			(3,478)			(1,103)
[1] Borrowings under our term loan facility mature and are reissued regularly, such that until repaid, we maintain net outstanding borrowings equivalent to the then-current credit limit on the reissue dates.

		Years ended December 31
(In millions of dollars)	Note	2025	2024

Long-term debt, beginning of year		41,896	40,855
Net (repayment) issuance of long-term debt		(3,478)	(1,103)
Discount on principal amount of senior notes repurchased in connection with tender offer		(504)	—
Increase in government grant liability related to Canada Infrastructure Bank facility		(43)	(39)
Long-term debt assumed through the MLSE Transaction		298	—
(Gain) loss on foreign exchange		(1,272)	2,094
Deferred transaction costs derecognized (incurred)		31	(52)
Amortization of deferred transaction costs		130	141

Long-term debt, end of year		37,058	41,896

Current		1,186	3,696
Long-term		35,872	38,200

Long-term debt, end of year		37,058	41,896
Below is a summary of the senior and subordinated notes we issued in 2025 and 2024.

(In millions of dollars, except interest rates and discounts)					Issue price per $1,000 principal amount	Total gross proceeds [1] (Cdn$)	Transaction costs and discounts [2] (Cdn$)
Date issued		Principal amount	Due date	Interest rate

2025 issuances
February 12, 2025 (subordinated) [3]	US	1,100	2055	7.000%	1,000.00	1,575	21
February 12, 2025 (subordinated) [3]	US	1,000	2055	7.125%	1,000.00	1,432	19
February 12, 2025 (subordinated) [3]		1,000	2055	5.625%	999.83	1,000	11

2024 issuances
February 9, 2024 (senior)	US	1,250	2029	5.000%	997.14	1,684	20
February 9, 2024 (senior)	US	1,250	2034	5.300%	991.19	1,683	30
[1]    Gross proceeds before transaction costs, discounts, and premiums.
[2]    Transaction costs, discounts, and premiums are included as deferred transaction costs and discounts in the carrying value of the long-term debt, and recognized in net income using the effective interest method.
[3]    Deferred transaction costs and discounts (if any) in the carrying value of the subordinated notes are recognized in net income using the effective interest method. The three issuances of subordinated notes due 2055 can be redeemed at par on February 15, 2030, February 15, 2035, and February 15, 2030, respectively, or on any subsequent interest payment date.

Disclosure of detailed information about accounts receivable securitization program

	As at December 31
(In millions of dollars)	2025	2024

Receivables sold to buyer as security	3,251	3,186
Short-term borrowings from buyer	(2,000)	(2,000)

Overcollateralization	1,251	1,186

	Years ended December 31
(In millions of dollars)	2025	2024

Receivables securitization program, beginning of year	2,000	1,600
Net proceeds received from receivables securitization	—	400

Receivables securitization program, end of year	2,000	2,000